Emissions schemes and related environmental programmes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	$ 5,131	$ 3,946	$ 3,626
At January 1	9,480
At December 31	11,010	9,480
Current	(10,621)	(9,838)
Non-current	(4,061)	(2,990)
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
At January 1	2,514	2,391
Additions	3,659	3,862
Settlements	(3,525)	(3,607)
Other movements	231	(132)
At December 31	2,879	2,514	2,391
Current	(4,605)	(3,518)	(3,853)
Non-current	(716)	(417)	(193)
Total obligations	(5,321)	(3,935)	(4,046)
Additions	(5,819)	(4,644)
Additions covered by government grants	666	675
Settlements	4,163	3,931
Other movements	(396)	149
Total increase (decrease)	(1,386)	111
ETS and related schemes
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	398	381	493
At January 1	301	441
Additions	134	299
Settlements	(317)	(392)
Other movements	43	(47)
At December 31	161	301	441
Current	(445)	(388)	(498)
Non-current	(37)	0	0
Total obligations	(482)	(388)	(498)
Additions	(1,078)	(1,051)
Additions covered by government grants	666	675
Settlements	389	453
Other movements	(71)	33
Total increase (decrease)	(94)	110
Biofuels
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	4,203	2,942	2,581
At January 1	2,082	1,805
Additions	3,057	3,146
Settlements	(2,793)	(2,804)
Other movements	255	(65)
At December 31	2,601	2,082	1,805
Current	(3,823)	(2,594)	(3,012)
Non-current	(576)	(408)	(105)
Total obligations	(4,399)	(3,002)	(3,117)
Additions	(4,205)	(2,981)
Settlements	3,153	3,011
Other movements	(345)	85
Total increase (decrease)	(1,397)	115
Renewable power
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	530	623	552
At January 1	131	145
Additions	468	417
Settlements	(415)	(411)
Other movements	(67)	(20)
At December 31	117	131	145
Current	(337)	(536)	(343)
Non-current	(103)	(9)	(88)
Total obligations	(440)	(545)	$ (431)
Additions	(536)	(612)
Settlements	621	467
Other movements	20	31
Total increase (decrease)	$ 105	$ (114)